Property, Plant and Equipment - Activity (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment
Capitalized interests	€ 18,636	€ 16,606	€ 14,894
Losses on disposals of property, plant and equipment	€ 2,720	€ 150